Note 51 - Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2017
Consolidated Statements of Cash Flows Abstract
Table of Consolidated Statements Of Cash Flows
Liabilities from financing activities (Millions of Euros)
	December 31, 2016	Cash flows	Non-cash changes			December 31, 2017
			Acquisition	Foreign exchange movement	Fair value changes
Debt securities issued	59,388	(5,958)	-	(2,796)	-	50,635
Subordinated debt securities issued	16,987	1,679	-	(1,223)	-	17,443
Short-term debt	11,556	(1,319)	-	(224)	-	10,013
Other financial liabilities	10,179	(378)	-	(910)	-	8,891
Total	98,111	(5,976)	-	(5,153)	-	86,982